UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.2%
Alabama - 3.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,888,325
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,101,695
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,813,645
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,600,275
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,813,254
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,876,455
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,168,000	(a)
Jefferson County, AL, Sewer Revenue:
Senior Lien, AGM	5.500%	10/1/53	7,200,000	8,077,032
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.750%	0.000%	10/1/46	2,000,000	1,701,580
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	69,910,000	59,354,988
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,566,747
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,542,290
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	11,600,000	14,297,928
Southeast Alabama State Gas Supply District, Gas Supply Revenue	4.000%	4/1/24	36,000,000	38,605,680	(b)(c)

Total Alabama				170,407,894

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	315,000	344,865
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	10,710,100

Total Alaska				11,054,965

Arizona - 1.0%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	3,917,441
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,830,150
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program	5.000%	7/1/47	1,300,000	1,449,396
Academies Math & Science Project, SD Credit Program	5.000%	7/1/48	1,800,000	2,019,564
Basis School Project	5.000%	7/1/37	600,000	624,852	(d)
Basis School Project	5.000%	7/1/47	860,000	889,128	(d)
Basis School Project	5.000%	7/1/51	2,580,000	2,648,060	(d)
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/47	1,505,000	1,685,404
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/52	1,000,000	1,111,630
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/37	300,000	342,486
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/48	600,000	678,912
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/52	1,000,000	1,120,690
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,919,686	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	$1,300,000	$1,376,271
Queen Creek, AZ, Excise Tax & State Shared Revenue	5.000%	8/1/42	1,640,000	1,917,488
Queen Creek, AZ, Excise Tax & State Shared Revenue	5.000%	8/1/47	2,000,000	2,328,900
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,154,240
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,645

Total Arizona				46,000,943

California - 17.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	10,549,100	(a)
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	6,750,000	7,594,762
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,519,393
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,986,828
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,529,523
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,076,310
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,189,720	(a)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area(SIFMA Municipal Swap Index Yield + 1.250%)	2.450%	4/1/27	27,000,000	28,448,010	(b)(c)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,443,550	(a)
San Francisco Bay Area	5.125%	4/1/39	22,525,000	23,214,265	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,871,726	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,436,074	(a)
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	36,754,680	(a)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	3,250,000	3,706,560
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,193,090	(a)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,131,896
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,911,100
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,367,700	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,825,500
Systemwide	4.000%	11/1/45	1,500,000	1,572,525
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,794,000
Various Purpose	5.000%	9/1/35	6,500,000	7,623,980
Various Purpose	5.000%	9/1/36	8,000,000	9,351,120
Various Purpose	4.000%	11/1/37	5,000,000	5,343,600
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,795,157
John Muir Health	5.125%	7/1/39	7,280,000	7,557,077	(a)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	9,084,698	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,676,313	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	$15,950,000	$18,674,898
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,289,070	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	1,375,000	1,395,460	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,319,000	(a)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,628,387	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,933,675
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,617,025
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,484,225
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,123,480
Los Angeles International Airport	5.000%	5/15/40	7,500,000	7,942,350
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	4,825,000	5,721,340
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/38	1,000,000	1,184,890
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,298,500
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	13,000,000	15,220,920
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/39	11,020,000	12,939,133
Power System	5.000%	7/1/46	2,000,000	2,294,000
Power System	5.000%	7/1/47	7,500,000	8,718,900
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,391,277	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,277,651
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	76,303,305
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	75,555,000	107,350,055
Modesto, CA, Irrigation District COP, Capital Improvement	6.000%	10/1/39	15,000,000	15,557,952	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,175,380
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,729,500	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,008,820
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,902,880
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	10,500,000	12,568,500
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/39	9,930,000	11,867,740
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,667,850
Senior Lien	5.750%	6/1/48	3,700,000	4,106,852
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,500,318
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,391,296
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,601,640
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,430,500
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,155,300
Arrowhead Project	5.250%	8/1/26	5,000,000	5,196,750

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	$2,435,000	$2,589,379
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	7,953,937	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,827,033	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	11,888,100	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	25,410,000	26,514,572
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,092,080
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,265,900
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Green Bond	5.000%	11/1/34	7,200,000	8,660,448
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,542,196
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,477,246
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,572,975
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,353,600
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,577,080
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	6,990,360

Total California				854,821,982

Colorado - 2.4%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,214,680
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	785,000	805,214
Colorado High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,632,015
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,735,920
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,216,298
University of Denver Project	5.000%	3/1/47	4,900,000	5,567,723
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,398,370
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,038,155
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	1,700,000	1,862,282
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,385,749
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,881,151
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	63,202,500
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,306,700

Total Colorado				112,246,757

Connecticut - 0.9%
Connecticut State HEFA Revenue:
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,420,549	(a)
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,347,684	(a)
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,199,205	(a)
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,093,350	(a)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/38	7,745,000	8,683,074
Connecticut State, GO	5.000%	10/15/34	5,360,000	5,922,050

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	$3,850,000	$4,127,662	(d)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds, (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	8,831,114	275,972	*(e)(f)

Total Connecticut				45,069,546

Delaware - 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,189,483
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	2,130,000	2,170,704
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,427,993
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	15,235,000

Total Delaware				22,023,180

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/42	700,000	732,186
Ingleside Rock Creek Project	5.000%	7/1/52	1,600,000	1,661,424
KIPP DC Project	5.000%	7/1/42	9,250,000	10,298,672
KIPP DC Project	5.000%	7/1/48	7,200,000	7,979,328
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,277,920
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,187,900

Total District of Columbia				34,137,430

Florida - 6.5%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,426,100	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/42	3,500,000	3,968,090	(g)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	19,889,640	(g)
Broward County, FL, Airport System Revenue	5.000%	10/1/47	3,350,000	3,783,691	(g)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,689,225
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	9,959,512
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,072,960
Cape Coral, FL, Water & Sewer Revenue	5.000%	10/1/39	5,000,000	5,737,850
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,853,118	(d)
Central Florida Expressway Authority Revenue	5.000%	7/1/38	2,500,000	2,892,450
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/39	1,000,000	1,154,400
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,793,675
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	730,000	733,066
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	16,230	(h)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	$3,030,000	$3,164,229	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	567,060
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,071,424
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,552,300
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,205,860
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	4,750,000	5,393,435	(g)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	3,725,000	4,213,608	(g)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	6,902,750
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,132,923
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	9,928,260
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,071,570	(a)
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,607,355	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,185,100	(d)(g)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,421,510	(g)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,840,221
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/40	3,000,000	3,388,380	(g)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	8,236,507
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	27,266,670
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	19,617,031
Miami International Airport	5.000%	10/1/29	1,535,000	1,643,049	(a)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/42	540,000	607,030
Nicklaus Children’s Hospital	5.000%	8/1/47	6,500,000	7,279,675
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,155,540	(a)
AGC	5.250%	2/1/27	5,500,000	5,631,175	(a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,809,725
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,255,840
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	5,193,033
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,634,900	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	1,952,983
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	875,000	896,831
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	826,823	611,849	*(e)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,578,050
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,110,488
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,828,695
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,725,102
AMBAC	5.200%	10/1/22	1,295,000	1,366,018	(a)
Tampa, FL, Sports Authority Parking Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	270,000	282,110
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,159,120
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	7,500,000	8,612,850
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/47	2,750,000	3,097,875

Total Florida				308,168,147

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 4.0%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	$50,000,000	$53,130,000	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	23,483,460	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,052,640
NATL	5.500%	11/1/27	1,000,000	1,199,530
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,109,980
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	1,500,000	1,714,980
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,145,774
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	20,920,800	(a)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,531,150
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	623,750
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,457,500
Main Street Natural Gas Inc., GA, Gas Project Revenue	1.770%	12/1/23	39,000,000	39,019,110	(b)(c)
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,852,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	40,000	41,808	(h)
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	410,000	437,314
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,760,435	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,077,340	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,430,607	(a)

Total Georgia				190,988,978

Illinois - 8.5%
Chicago, IL, Board of Education, Capital Improvement, Special Tax	5.000%	4/1/46	1,625,000	1,749,751
Chicago, IL, Board of Education, GO	5.000%	12/1/34	800,000	821,904
Chicago, IL, Board of Education, GO	5.000%	12/1/36	1,500,000	1,544,550
Chicago, IL, Board of Education, GO	5.000%	12/1/44	1,750,000	1,771,105
Chicago, IL, Board of Education, GO	5.000%	12/1/46	1,000,000	1,015,860
Chicago, IL, GO	5.000%	1/1/25	1,420,000	1,522,538
Chicago, IL, GO	5.500%	1/1/33	12,510,000	13,442,871
Chicago, IL, GO	6.000%	1/1/38	7,945,000	8,965,615
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,782,420
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,146,293
Green Bond	5.000%	12/1/44	20,000,000	22,021,200
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,604,478	(g)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	25,190,206	(a)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	3,325,000	3,675,189	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,308,490	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,076,231	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	$500,000	$549,240	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,229,200
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,590,380	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,107,820
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	2,250,000	2,541,465
General, Senior Lien	5.000%	1/1/41	1,500,000	1,676,040
Senior Lien	5.000%	1/1/47	9,625,000	10,822,831
Senior Lien	5.000%	1/1/47	1,645,000	1,807,197	(g)
Senior Lien	5.000%	1/1/52	1,520,000	1,664,020	(g)
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,264,222	(g)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,521,521
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/36	4,025,000	4,415,667
Second Lien	5.000%	1/1/38	1,000,000	1,096,290
Second Lien	5.000%	1/1/39	2,000,000	2,151,660
Second Lien	5.000%	1/1/44	6,000,000	6,386,400
Second Lien	5.000%	1/1/47	1,600,000	1,740,560
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,137,370
Second Lien	5.000%	11/1/39	11,840,000	12,801,882
Second Lien, AGM	5.000%	11/1/32	1,000,000	1,139,980
Second Lien, AGM	5.000%	11/1/34	6,000,000	6,777,600
Second Lien, AGM	5.000%	11/1/36	2,390,000	2,685,404
Elk Grove Village, IL, GO	5.000%	1/1/31	1,200,000	1,392,060
Elk Grove Village, IL, GO	5.000%	1/1/34	1,350,000	1,549,476
Elk Grove Village, IL, GO	5.000%	1/1/36	1,300,000	1,487,863
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	18,859,270	(a)
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	29,237,361	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,354,600
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,619,607
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	32,914	*(e)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,181,440
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	543,340
Illinois State Toll Highway Authority Revenue	5.000%	1/1/41	8,100,000	9,160,857
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	7,000,000	8,013,250
Illinois State University Revenue:
Auxiliary Facilities System, AGM	5.000%	4/1/31	750,000	840,165
Auxiliary Facilities System, AGM	5.000%	4/1/33	500,000	554,415
Auxiliary Facilities System, AGM	5.000%	4/1/36	750,000	822,540
Illinois State, GO	5.000%	11/1/26	19,550,000	20,976,954
Illinois State, GO	5.000%	2/1/27	24,345,000	26,073,738
Illinois State, GO	5.000%	2/1/29	1,300,000	1,382,537
Illinois State, GO	5.000%	11/1/29	10,000,000	10,648,100
Illinois State, GO	5.250%	2/1/32	5,525,000	5,814,178
Illinois State, GO	5.000%	1/1/33	2,500,000	2,616,975
Illinois State, GO	5.000%	11/1/33	1,850,000	1,944,498
Illinois State, GO	5.000%	12/1/42	3,000,000	3,136,050
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,524,040

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Project, State Appropriations	5.000%	6/15/50	$4,500,000	$4,584,240
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	6/15/57	1,000,000	1,053,450
McCormick Place Expansion Project, CAB	0.000%	12/15/52	16,500,000	2,908,785
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	400,000	423,564
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	900,000	1,041,084
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/28	1,000,000	1,168,990
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/29	1,000,000	1,164,450
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/30	1,000,000	1,158,140
Will County, IL, GO	5.000%	11/15/45	15,350,000	16,943,023

Total Illinois				403,957,404

Indiana - 1.2%
Indiana Finance Authority, IN, Wastewater Utility Revenue:
CWA Authority Project	5.000%	10/1/41	10,225,000	11,632,369
Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	5,205,000	5,901,013
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,092,440	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,047,640	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,365,050	(g)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,808,475
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	20,552,600	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,909,750	(g)

Total Indiana				58,309,337

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,860,267
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,340,410
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,237,820
Improvement	5.000%	9/1/45	3,000,000	3,346,440

Total Kansas				13,784,937

Kentucky - 0.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	3,900,000	4,302,675

Louisiana - 0.8%
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,985,860
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,194,837

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	$2,000,000	$2,206,800
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,294,510
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,208,680
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,403,480
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	2,340,000	2,659,855

Total Louisiana				38,954,022

Maryland - 1.5%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,617,120	(a)
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,023,800	(a)
Transportation Facilities Project	5.000%	6/1/30	1,000,000	1,142,780
Transportation Facilities Project	5.000%	6/1/35	2,000,000	2,256,500
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,465,660	(a)
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	2,950,000	3,168,359	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,649,078	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,916,616	(g)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,364,149
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,135,850
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	7,890,900	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,673,295	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	8,821,044	(a)
University of Maryland Medical System	5.000%	7/1/34	470,000	482,173

Total Maryland				70,607,324

Massachusetts - 4.2%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,708,380
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,496,200
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,140,133	(a)
Boston University	5.700%	10/1/40	13,105,000	13,785,018	(a)
Boston University	5.000%	10/1/46	5,000,000	5,715,800
Broad Institute Inc.	5.000%	4/1/34	2,280,000	2,687,026
Broad Institute Inc.	5.000%	4/1/36	3,150,000	3,689,784
Broad Institute Inc.	5.000%	4/1/37	500,000	585,235
Broad Institute Inc.	5.375%	4/1/41	16,000,000	17,503,360	(a)
Farber Cancer Institute	5.000%	12/1/41	3,500,000	3,970,785
Farber Cancer Institute	5.000%	12/1/46	3,500,000	3,956,890
Foxborough Regional Charter	5.000%	7/1/42	2,400,000	2,600,088
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,632,540
Partners Healthcare System	5.000%	7/1/47	20,400,000	22,994,268
Suffolk University	5.750%	7/1/39	11,635,000	12,137,167	(a)
Suffolk University	5.750%	7/1/39	5,865,000	6,060,715
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,396,761
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,114,991
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,335,300
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,498,210
Worchester Polytechnic Institute	5.000%	9/1/42	8,870,000	10,130,604

Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,647,834
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	19,955,000	23,199,483
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/40	1,560,000	1,800,100

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Water Resources Authority Revenue, Green Bond	4.000%	8/1/40	$15,000,000	$15,756,150
Massachusetts State, GO	5.000%	11/1/41	9,000,000	10,481,760

Total Massachusetts				198,024,582

Michigan - 2.7%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,527,380
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,290,026
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	9,980,000	10,452,752	(a)
Second Lien, AGM	6.250%	7/1/36	20,000	20,884
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	3,400,000	3,858,286
Senior Lien	5.000%	7/1/46	17,700,000	19,830,549
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	2,804,450
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,199,105
Facilities Program	6.000%	10/15/38	680,000	690,540
Facilities Program	5.250%	10/15/47	4,100,000	4,577,445
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	8,220,000	8,284,362	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,550,000	2,819,258
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,252,867
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,462,253
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,672,218
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,517,950
Michigan State Strategic Fund Limited Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,560,757
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	24,384,000	(a)

Total Michigan				130,205,082

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	5,835,515	(a)
Allina Health System	5.250%	11/15/28	5,395,000	5,665,991
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,934,609

Total Minnesota				20,436,115

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,419,400

Missouri - 0.8%
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,480,925	(d)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,579,472	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	$24,900,000	$25,802,127	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,291,199

Total Missouri				36,153,723

Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	10,840,000	13,121,278

Nevada - 0.5%
Clark County, NV, GO, Stadium Impts	5.000%	5/1/48	20,000,000	23,225,000
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,794,099

Total Nevada				25,019,099

New Jersey - 6.7%
New Brunswick, NJ, Parking Authority Revenue:
AGM, GTD	5.000%	9/1/42	2,250,000	2,600,933
GTD, BAM	5.000%	9/1/39	4,000,000	4,533,280
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,535,980	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,314,400
New Jersey Institute of Technology Revenue	5.000%	7/1/45	17,500,000	19,562,025
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,007,675
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,882,284
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	14,304,810
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	9,240,000	9,439,861	(g)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,566,900	(g)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,736,800	(g)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,650,345	(g)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,097,020	(g)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,471,826
School Facilities Construction	5.250%	12/15/33	8,310,000	8,547,001
School Facilities Construction	5.250%	12/15/33	4,190,000	4,340,840	(a)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.800%	3/1/28	20,000,000	19,815,600	(b)
School Facilities Construction, (SIFMA Municipal Swap Index Yield + 1.550%)	2.750%	9/1/27	22,065,000	21,816,327	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,595,800
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,615,429	(g)
Port Newark Container Terminal LLC Project	5.000%	10/1/37	1,500,000	1,637,685	(g)
Port Newark Container Terminal LLC Project	5.000%	10/1/47	2,000,000	2,172,120	(g)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/37	1,750,000	2,015,703
Hackensack Meridian Health	5.000%	7/1/38	425,000	489,167
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,811,090
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,535,650
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	3,585,000	3,675,736
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,170,550

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	$13,305,000	$14,323,764
Transportation Program	5.000%	6/15/45	5,000,000	5,278,650
Transportation System	5.875%	12/15/38	30,000,000	30,570,000
Transportation System, CAB, NATL	0.000%	12/15/31	5,500,000	3,109,315
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,563,068
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	22,270,000	25,791,778
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,156,320	(a)
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,588,710	(a)
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	9,956,703
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,604,960
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	2,920,000	3,209,051

Total New Jersey				317,095,156

New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	1,955,000	1,978,616
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	535,000	536,161	(g)

Total New Mexico				2,514,777

New York - 9.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	22,296,352	(a)
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/37	6,050,000	6,969,963
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	11,550,000	13,239,649
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	22,860,860	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	18,570,000	20,026,259
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	7,500,000	8,656,575
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	8,080,000	8,255,983	(a)
Transportation	6.500%	11/15/28	1,920,000	1,960,512
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,012,840
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	8,470,000	9,772,347
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013	5.000%	6/15/47	1,060,000	1,166,095
Second General Resolution Fiscal 2013	5.000%	6/15/47	940,000	1,076,742	(a)
New York City, NY, TFA Revenue	5.000%	8/1/45	13,900,000	16,039,071
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/37	4,250,000	4,857,198
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,118,080
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,124,860
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	37,558,500	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	28,705,250
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	7,500,000	8,710,575
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	9,400,000	10,860,008

New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	10,059,007	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,556,200

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	$11,450,000	$12,867,395
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	7,936,875	(g)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,368,073	(g)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	15,856,094	(g)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	18,913,269	(g)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	16,154,686	(g)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/31	4,350,000	4,960,436	(g)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/32	10,650,000	12,097,655	(g)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/33	2,400,000	2,713,632	(g)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/36	4,750,000	5,354,153	(g)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/42	9,310,000	10,775,487
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,264,610	(g)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	31,650,000	35,870,527
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	5,000,000	5,745,250
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,778,080
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,451,250
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	5,100,000	5,956,443

Total New York				443,946,841

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	13,683,142
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,156,760
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	22,459,580
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,391,800
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,028,610	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,493,308	(a)
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	2,750,000	3,007,538
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/32	1,100,000	1,246,553
Senior Lien, AGM	5.000%	1/1/39	700,000	797,762
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	1,245,000	1,370,745
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/51	8,445,000	9,229,709
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,211,770	(a)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,743,630

Total North Carolina				75,820,907

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.4%
Franklin County, OH, Revenue, Trinity Health Credit Group	5.000%	12/1/47	$5,000,000	$5,692,200
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	485,000	488,347
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,659,400	(a)
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,422,456
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/34	545,000	623,088	(i)
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/36	1,000,000	1,136,130	(i)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	550,000	552,349
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,601,661	(g)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,809,241	(g)

Total Ohio				19,984,872

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,816,650
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	4,000,000	4,594,320
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	2,850,000	1,425,000	*(e)

Total Oklahoma				8,835,970

Oregon - 1.0%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	1,961,389	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,452,350
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	17,828,802	(a)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,290,560
University of Oregon General Revenue	5.000%	4/1/48	13,000,000	15,030,080
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO:
Hillsboro, School Board Guaranty	5.000%	6/15/36	3,000,000	3,515,550
Hillsboro, School Board Guaranty	5.000%	6/15/37	3,500,000	4,098,430

Total Oregon				50,177,161

Pennsylvania - 3.3%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,196,176
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,757,950
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Tobacco Master Settlement Payment Bonds	5.000%	6/1/31	2,000,000	2,287,380
Tobacco Master Settlement Payment Bonds	5.000%	6/1/32	1,750,000	2,001,458
Tobacco Master Settlement Payment Bonds	5.000%	6/1/34	1,000,000	1,135,490
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,861,700
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,936,352	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	$14,015,000	$14,623,391
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,864,862
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,243,700
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,193,320
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,911,985
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,162,150	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,202,440
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	9,695,000	10,563,963	(a)
Drexel University	5.125%	5/1/36	605,000	645,583
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,007,662	(a)
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,532,050
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,095,370	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,930,408	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,237,040	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/42	2,500,000	2,822,175
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/47	3,975,000	4,470,086
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,157,500	(a)
Philadelphia, PA, Airport Revenue	5.000%	7/1/47	2,000,000	2,244,700	(g)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	315,000	331,468	(h)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,041,556
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	901,328
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,332,024
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,679,380
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	3,976,350
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	11,845,680
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,244,740

Total Pennsylvania				156,437,417

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,767,552
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,366,640
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,728,031	(a)

Total Rhode Island				11,862,223

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.6%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	$565,000	$607,126	(h)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	719,520
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,972,710	(a)
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,355,443	(a)
South Carolina State Ports Authority Revenue	5.000%	7/1/37	750,000	859,155	(g)(i)
South Carolina State Ports Authority Revenue	5.000%	7/1/38	1,600,000	1,831,392	(g)(i)
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,688,900	(a)
South Carolina State Ports Authority Revenue	5.000%	7/1/43	4,000,000	4,567,400	(g)(i)
South Carolina State Ports Authority Revenue	5.000%	7/1/48	2,750,000	3,129,995	(g)(i)

Total South Carolina				30,731,641

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,126,787

Tennessee - 1.2%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,270,050
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,136,080
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/42	2,500,000	2,901,050
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	3,950,000	4,570,071
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	2,000,000	2,320,840
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	15,630,450
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	22,601,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,748,624

Total Tennessee				57,178,765

Texas - 9.6%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	4,700,000	5,250,746
Aldine, TX, ISD, GO, PSF-GTD	5.000%	2/15/45	11,710,000	13,490,623
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	2,350,000	2,686,144
Arlington, TX, Special Tax Revenue, AGM	5.000%	2/15/48	7,300,000	8,381,130
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,685,930	(g)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,307,075	(g)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	4,000,000	4,368,280
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,386,160
Senior Lien	5.000%	1/1/45	4,500,000	4,910,850
Dallas, TX, Waterworks & Sewer System Revenue	5.000%	10/1/46	8,000,000	9,250,480
Grand Parkway Transportation Corp., TX, System Toll Revenue	5.000%	10/1/43	3,750,000	4,349,325
Grand Parkway Transportation Corp., TX, System Toll Revenue	5.000%	10/1/48	7,400,000	8,542,042

Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, 0.000% until 10/1/23; 5.450%	0.000%	10/1/34	5,000,000	4,680,600
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,206,600
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,046,550	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue:
Teco Project	5.000%	11/15/31	$750,000	$886,808
Teco Project	5.000%	11/15/33	300,000	352,542
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,399,360	(h)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	6,857,280
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,548,600
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,331,660	(g)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,381,150
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,198,707
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	710,000	807,469	(g)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	710,000	800,752	(g)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,348,600	(g)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	16,027,050
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,176,225
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,620,556
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,021,336
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,119,979
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,856,723
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,202,150
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	6,759,960
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,216,139
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,103,740
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	1,495,000	1,531,029
First Tier	5.000%	1/1/43	7,250,000	8,331,700
Socorro, TX, ISD, GO:
School Building, PSF-GTD	5.000%	8/15/42	7,250,000	8,364,470
School Building, PSF-GTD	5.000%	8/15/43	8,250,000	9,511,342
Southside, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/47	5,060,000	5,854,724
Sugar Land, TX, GO	5.000%	2/15/31	1,000,000	1,175,490
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,240,740
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	559,550
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,610,205

Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	67,871,968
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,916,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	$15,000,000	$16,354,800
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,885,500
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	16,392,750
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,332,440	(g)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,405,250	(g)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,237,320
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,269,150
Texas State Water Development Board Revenue	5.000%	10/15/42	8,000,000	9,333,040
Texas State Water Development Board Revenue	5.000%	10/15/47	25,650,000	29,809,917
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,745,300	(d)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	894,107

Total Texas				457,186,613

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	4,695,000	4,190,288
Matching Fund Loan	6.625%	10/1/29	4,200,000	3,517,500
Matching Fund Loan	6.750%	10/1/37	10,265,000	8,596,937
Matching Fund Loan	6.000%	10/1/39	4,915,000	4,018,013

Total U.S. Virgin Islands				20,322,738

Utah - 0.4%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/36	4,000,000	4,549,600	(g)
Salt Lake City, UT, Airport Revenue	5.000%	7/1/37	3,500,000	3,972,080	(g)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,935,360
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,133,625
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,291,485	(i)
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,342,536	(i)

Total Utah				17,224,686

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue (3 mo. USD LIBOR + 3.000%)	5.354%	12/3/35	6,100,000	6,482,531	(b)(g)

Virginia - 1.8%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	1,650,000	1,906,278
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	17,462,850
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	5,757,800
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,135,550	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,154,640

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	$7,225,000	$7,583,793
Virginia State Commonwealth Transportation Board, Transportation Revenue	5.000%	5/15/30	3,500,000	4,189,850
Virginia State Commonwealth Transportation Board, Transportation Revenue	5.000%	5/15/31	2,900,000	3,452,856
Virginia State Commonwealth Transportation Board, Transportation Revenue	5.000%	5/15/33	1,000,000	1,182,410
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	6,940,000	7,801,601	(g)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	9,730,000	10,864,713	(g)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,256,050	(g)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,448,450	(g)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	8,800,000	9,373,760	(g)

Total Virginia				85,570,601

Washington - 1.3%
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,960,785	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	24,230,820	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,147,120	(d)
Heron’s Key	7.000%	7/1/50	2,150,000	2,296,565	(d)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,413,995	(d)
Washington State, GO	5.000%	8/1/33	10,000,000	11,810,300
Washington State, GO	5.000%	8/1/34	6,900,000	8,100,324

Total Washington				60,959,909

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,177,538	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,146,440	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,094,600	(a)

Total West Virginia				13,418,578

Wisconsin - 1.3%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,680,281	(g)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,385,470	(d)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	17,720,000	19,565,538	(g)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,505,350
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,217,534
Children’s Hospital	5.375%	8/15/37	2,800,000	2,967,468	(a)
Essentia Health, AGC	5.125%	2/15/30	6,475,000	6,761,001
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,616,620	(a)

Total Wisconsin				63,699,262

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	$11,000,000	$11,444,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,461,460,903)				4,725,236,635

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Alabama - 0.1%
Wilsonville Industrial Development Board Revenue, Alabama Power Co., Gaston Plant	1.150%	12/1/30	4,740,000	4,740,000	(g)(j)(k)

Florida - 0.0%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.340%	10/1/28	800,000	800,000	(d)(g)(j)(k)

New York - 0.1%
New York City, NY, GO, LOC-Mizuho Corporate Bank	0.900%	4/1/42	2,600,000	2,600,000	(j)(k)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.050%	11/1/22	1,150,000	1,150,000	(j)(k)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	1.080%	5/1/49	400,000	400,000	(j)(k)

Total New York				4,150,000

Washington - 0.0%
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, LOC-Wells Fargo Bank N.A.	1.100%	4/1/43	100,000	100,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $9,790,000)				9,790,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $42,781)	1.683%		42,781	42,781

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,832,781)				9,832,781

TOTAL INVESTMENTS - 99.4% (Cost - $4,471,293,684)				4,735,069,416
Other Assets in Excess of Liabilities - 0.6%				29,421,480

TOTAL NET ASSETS - 100.0%				$4,764,490,896

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on these securities is currently in default as of May 31, 2018.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Market Association
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,725,236,635	—	$4,725,236,635
Short-Term Investments†:
Municipal Bonds	—	9,790,000	—	9,790,000
Money Market Funds	$42,781	—	—	42,781
Total Short-Term Investments	42,781	9,790,000	—	9,832,781

Total Investments	$42,781	$4,735,026,635	—	$4,735,069,416

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018